SCHEDULE OF FINANCIAL INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Lease liabilities		¥ 1,035,103	¥ 1,152,824
Bank and other borrowings	$ 2,126	345,761	882,841
Other payables and accruals		137,374	305,196
Accounts payable		200,728	271,083
Long-term payables			16,142
Total		1,718,966	2,628,086
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,013,876	1,131,103
Bank and other borrowings		345,761	882,841
Other payables and accruals		137,374	305,196
Accounts payable		200,728	271,083
Long-term payables			16,142
Total		1,697,739	2,606,365
Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		380,171	388,800
Bank and other borrowings		85,284	116,150
Other payables and accruals		137,374	305,196
Accounts payable		200,728	271,083
Long-term payables
Total		803,557	1,081,229
Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		244,505	304,506
Bank and other borrowings		71,258	110,618
Other payables and accruals
Accounts payable
Long-term payables			4,775
Total		315,763	419,899
Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		184,264	172,928
Bank and other borrowings		65,464	101,594
Other payables and accruals
Accounts payable
Long-term payables			1,895
Total		249,728	276,417
Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		120,113	119,272
Bank and other borrowings		50,448	95,800
Other payables and accruals
Accounts payable
Long-term payables			947
Total		170,561	216,019
Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		79,600	101,518
Bank and other borrowings		38,034	80,784
Other payables and accruals
Accounts payable
Long-term payables			947
Total		117,634	183,249
Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		26,450	65,800
Bank and other borrowings		35,273	377,895
Other payables and accruals
Accounts payable
Long-term payables			7,578
Total		¥ 61,723	¥ 451,273